S-K 1603(a)(9) Restrictions on Selling Securities	Dec. 22, 2025
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

The letter agreement will also provide that the sponsor and each director and officer agree to vote any founder shares, the Class A ordinary shares included in the private placement units, and any public shares they may own in favor of a proposed initial business combination if we seek shareholder approval for such business combination and in favor of any proposals recommended by our board of directors in connection with such business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). Further, our sponsor, directors and officers also agree not to redeem any public shares they may hold in connection with such shareholder approval. The letter agreement may not be changed, amended, modified or waived as to any particular provision, except by a written instrument executed by (i) each director and officer signatory to the letter agreement with respect to herself or himself, as applicable, to the extent she or he are the subject of any such change, amendment, modification or waiver, (ii) us, and (iii) our sponsor. Changes, amendments, modifications or waivers to the transfer restrictions that occur within 180 days after the date of this prospectus will require the written consent of the underwriters of this offering. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement. Any such amendments to the letter agreement would not require approval from our shareholders and may have an adverse effect on the value of an investment in our securities. For more information, also see “Risk Factors — Risks Relating to our Sponsor and Management Team — Our letter agreement with our sponsor, officers and directors may be amended without shareholder approval” and “Underwriting.”

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or(c) publicly announce any intention to effect any transaction specified in clause (a) or (b), until the earlier of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our sponsor, officers, directors and director nominees.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates and funds and accounts advised by such members, or any affiliates of our sponsor or any employee of such affiliates; (b) in the case of an individual, by gift to such person’s immediate family, any estate planning vehicle, or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order;(e) by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) in the event of our liquidation prior to the completion of our initial business combination; (g) pro rata distributions from our sponsor to its members pursuant to our sponsor’s limited liability company agreement; (h) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (h); or (j) in the event of our liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; provided, however, that in the case of clauses (a) through (h) and (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.
Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The private placement units are not transferable or saleable until 30 days after the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Our sponsor, officers, directors and director nominees.